Average Annual Total Returns - FidelityMunicipalIncomeFund-AMCIZPRO - FidelityMunicipalIncomeFund-AMCIZPRO - Fidelity Municipal Income Fund	Mar. 01, 2023
Fidelity Advisor Municipal Income Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	(14.06%)
Since Inception	0.35%	[1]
Fidelity Advisor Municipal Income Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	(14.06%)
Since Inception	0.27%	[1]
Fidelity Advisor Municipal Income Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(7.50%)
Since Inception	0.84%	[1]
Fidelity Advisor Municipal Income Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	(14.04%)
Since Inception	0.39%	[2]
Fidelity Advisor Municipal Income Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	(12.01%)
Since Inception	0.47%	[3]
Fidelity Advisor Municipal Income Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	(10.26%)
Since Inception	1.46%	[4]
Fidelity Advisor Municipal Income Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	(10.22%)
Since Inception	1.54%	[5]
LB015
Average Annual Return:
Past 1 year	(8.53%)
Since Inception	1.58%
LB083
Average Annual Return:
Past 1 year	(9.44%)
Since Inception	1.65%

[1]	A From March 1, 2018
[2]	B From March 1, 2018
[3]	C From March 1, 2018
[4]	D From March 1, 2018
[5]	E From October 2, 2018